Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Accumulated other comprehensive income (loss)	Retained Earnings	Total
Balance at Sep. 30, 2021	$ 20,000	$ 3,282	$ 2,611,313	$ 2,634,595
Balance (in Shares) at Sep. 30, 2021	20,000,000
Foreign currency translation adjustment		(21,854)		(21,854)
Net income			3,406,798	3,406,798
Balance at Sep. 30, 2022	$ 20,000	(18,572)	6,018,111	6,019,539
Balance (in Shares) at Sep. 30, 2022	20,000,000
Foreign currency translation adjustment		24,697		24,697
Net income			3,155,321	3,155,321
Balance at Sep. 30, 2023	$ 20,000	6,125	9,173,432	$ 9,199,557
Balance (in Shares) at Sep. 30, 2023	20,000,000			20,000,000
Foreign currency translation adjustment		(21,709)		$ (21,709)
Net income			4,282,368	4,282,368
Balance at Sep. 30, 2024	$ 20,000	$ (15,584)	$ 13,455,800	$ 13,460,216
Balance (in Shares) at Sep. 30, 2024	20,000,000			20,000,000	[1]

[1]	Additional shares issued $5,750,000.